RELATED PARTIES - General information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and equivalents	$ 16,998,859	$ 18,597,861	$ 17,032,857	$ 36,642,829
Other assets	538,945	465,557
Liabilities
Deposits	200,872,177	181,987,396
Financial obligations	72,823,775	65,541,339
Other liabilities	$ 11,996,981	11,954,440
IBR rate 3M
Liabilities
Loans receivable, related party		$ 202,371
Loan receivable term		24 months
Variable rate	4.50%	4.50%
SOFR rate 3M
Liabilities
Loans receivable, related party	$ 1,196,398	$ 1,037,413
Loan receivable term	36 months	36 months
Variable rate	3.50%	3.50%
Individuals with Control Over Entity [Member]
Assets
Financial assets in credit operations	$ 22,120	$ 14,141
Accounts receivable		28
Liabilities
Deposits	206,174	187,385
Accounts payable	333	683
Financial obligations		85
Key management personnel of entity or parent [member]
Assets
Financial assets in credit operations	6,821	7,537
Accounts receivable	17	12
Other assets	31
Liabilities
Deposits	30,417	27,531
Accounts payable	267	314
Financial obligations		1,237
Total for all associates [member]
Assets
Financial assets in investments	1,757,813	1,533,531
Financial assets in credit operations	702,904	742,607
Accounts receivable	21,281	34,908
Other assets	16,301	12,651
Liabilities
Deposits	166,009	95,101
Accounts payable	26,934	20,173
Financial obligations		3
Other liabilities	15,900	61
Entities controlled by individuals [Member]
Assets
Cash and equivalents	1,489	863
Financial assets in investments	2,317,449	2,008,318
Financial assets in credit operations	2,854,618	2,884,514
Accounts receivable	1,625,006	1,945,671
Other assets	60,860	59,511
Liabilities
Deposits	1,467,708	1,420,051
Accounts payable	265,585	417,908
Financial obligations	1,472	4,774
Other liabilities	9,634	53
Entities with joint control or significant influence over entity [member]
Assets
Financial assets in credit operations	3,584	138,645
Accounts receivable	37	68
Liabilities
Deposits	6,986	15,432
Accounts payable	2	$ 2
Other liabilities	$ 22